EXHIBIT 99.19

CONSOLIDATED ANALYTICS POOL 2 DATA COMPARE REPORT

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment